Consolidated Statements of Changes in Equity (JPY ¥) In Millions	Total	Common stock	Capital surplus	Legal reserves	Retained earnings	Accumulated other comprehensive income (loss), net	Treasury stock	Total Honda Motor Co., Ltd. shareholders' equity	Noncontrolling interests (note 1(c))
Beginning balance at Mar. 31, 2008	¥ 4,692,285	¥ 86,067	¥ 172,529	¥ 39,811	¥ 5,106,197	¥ (782,198)	¥ (71,927)	¥ 4,550,479	¥ 141,806
Transfer to legal reserves				4,154	(4,154)
Dividends paid to Honda Motor Co., Ltd. shareholders	(139,724)				(139,724)			(139,724)
Dividends paid to noncontrolling interests	(10,841)								(10,841)
Capital transactions and others	(172)								(172)
Comprehensive income (loss):
Net income	150,933				137,005			137,005	13,928
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(497,181)					(477,316)		(477,316)	(19,865)
Unrealized gains (losses) on available-for-sale securities, net	(25,123)					(25,063)		(25,063)	(60)
Unrealized gains (losses) on derivative instruments, net	(460)					(460)		(460)
Pension and other postretirement benefits adjustments	(39,531)					(37,791)		(37,791)	(1,740)
Total comprehensive income (loss)	(411,362)							(403,625)	(7,737)
Purchase of treasury stock	(62)						(62)	(62)
Reissuance of treasury stock	220				(57)		277	220
Ending balance at Mar. 31, 2009	4,130,344	86,067	172,529	43,965	5,099,267	(1,322,828)	(71,712)	4,007,288	123,056
Transfer to legal reserves				1,498	(1,498)
Dividends paid to Honda Motor Co., Ltd. shareholders	(61,696)				(61,696)			(61,696)
Dividends paid to noncontrolling interests	(16,278)								(16,278)
Capital transactions and others	127								127
Comprehensive income (loss):
Net income	282,611				268,400			268,400	14,211
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	96,847					91,097		91,097	5,750
Unrealized gains (losses) on available-for-sale securities, net	23,218					23,107		23,107	111
Unrealized gains (losses) on derivative instruments, net	(324)					(324)		(324)
Pension and other postretirement benefits adjustments	1,599					786		786	813
Total comprehensive income (loss)	403,951							383,066	20,885
Purchase of treasury stock	(20)						(20)	(20)
Reissuance of treasury stock	2						2	2
Cumulative effect of adjustments resulting from the adoption of new accounting standards on variable interest entities, net of tax (note 1(c))	1,432				1,432			1,432
Adjusted balance at March 31, 2010	4,457,862	86,067	172,529	45,463	5,305,905	(1,208,162)	(71,730)	4,330,072	127,790
Ending balance at Mar. 31, 2010	4,456,430	86,067	172,529	45,463	5,304,473	(1,208,162)	(71,730)	4,328,640	127,790
Transfer to legal reserves				867	(867)
Dividends paid to Honda Motor Co., Ltd. shareholders	(92,170)				(92,170)			(92,170)
Dividends paid to noncontrolling interests	(16,232)								(16,232)
Capital transactions and others	(946)								(946)
Comprehensive income (loss):
Net income	563,477				534,088			534,088	29,389
Other comprehensive income (loss), net of tax (note 15)
Adjustments from foreign currency translation	(297,541)					(290,745)		(290,745)	(6,796)
Unrealized gains (losses) on available-for-sale securities, net	548					575		575	(27)
Unrealized gains (losses) on derivative instruments, net	168					168		168
Pension and other postretirement benefits adjustments	2,543					2,784		2,784	(241)
Total comprehensive income (loss)	269,195							246,870	22,325
Purchase of treasury stock	(34,800)						(34,800)	(34,800)
Reissuance of treasury stock	3						3	3
Retirement of treasury stock					(80,417)		80,417
Ending balance at Mar. 31, 2011	¥ 4,582,912	¥ 86,067	¥ 172,529	¥ 46,330	¥ 5,666,539	¥ (1,495,380)	¥ (26,110)	¥ 4,449,975	¥ 132,937